Note 13 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Non Cancelable Long-Term Time Charter Contracts [Table Text Block]
Year ending December 31,	Amount
2020	$387,868
2021	345,677
2022	315,864
2023	273,539
2024	245,780
2025 and thereafter	609,521
Total	$2,178,249